Initial Public Offering (Details) - USD ($)	1 Months Ended
	Apr. 27, 2022	Apr. 22, 2022
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		10,000,000
Sale of units per share (in Dollars per share)		$ 10
Sale of units in initial public offering aggragate amount (in Dollars)		$ 100,000,000
Sale of units in initial public offering		11,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
Sale of units per share (in Dollars per share)	$ 10
Sale of units in initial public offering aggragate amount (in Dollars)	$ 15,000,000